Financial Instruments - Narrative (Details) - Oil	Dec. 31, 2018 liquefiedNaturalGasTons $ / barrel
Derivative [Line Items]
Derivative floor price (in usd per barrel) | $ / barrel	60.00
Tons of liquefied natural gas	1,200,000
Tons of liquefied natural gas, capacity	1,440,000
Tons of liquefied natural gas linked to TTF index	220,000